-------------------------------------------------------
LIBERTY INTERMEDIATE TAX-EXEMPT FUND  SEMIANNUAL REPORT
-------------------------------------------------------
MAY 31, 2000

                               [GRAPHIC OMITTED]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER

You may have noticed that your Fund has a new name. Beginning July 14, the names of our funds changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

Rising interest rates played a key role in the municipal markets during the six months ended May 31, 2000. Concerned that robust economic growth could ignite higher levels of inflation, the Fed attempted to cool the economy and douse the inflationary sparks by raising key short-term lending rates 0.25% in February and again in March 2000. Bond yields moved higher and, since bond yields and prices move in opposite directions, prices for municipal securities declined.

Amid continued worries about inflation, the Fed once again raised short-term interest rates in May -- this time, by 0.50%. However, investors viewed this larger increase as a mostly positive move, a clear indication that the Fed was serious about curbing economic growth and inflation. While the market remained jittery, investors took some pressure off municipal bond yields and prices recovered to some extent. In the end, the municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, finished ahead by 1.02%. Investment-grade municipal bonds -- those rated BBB- or higher -- fared better than noninvestment-grade securities.

The general market volatility affected the Fund's results for the period. However, we were able to counter some of the downturn in the market with short-term defensive moves. These steps and other information about the strategies employed during this six-month period are discussed on the following pages.

As always, we thank you for choosing Liberty Intermediate Tax-Exempt Fund for your portfolio and for giving us the opportunity to serve your investment needs.

    Respectfully,



/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    July 17, 2000

---------------------------------
  Not FDIC    May lose value
  Insured     No Bank Guarantee
---------------------------------

Because market and economic conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue or come to pass.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

>  SUPPLY OF MUNICIPAL BONDS REMAINS RELATIVELY LIMITED.

   Because higher interest rates increase the cost of borrowing, states, counties and municipalities have opted to fund fewer of their existing bonds in the past year. In addition, strong economies and high tax revenues have made it possible for state and local entities to fund new projects with cash rather than debt. As a result, the supply of municipal bonds has dwindled since 1999. At the same time, investor demand -- especially for bonds in the 3- to 10-year range -- has risen, prompted by rising interest rates and yields. This combination of smaller supply and greater demand helped to counteract the price-deflating effect of higher interest rates since last November.

>  FUND CONTINUES SHORT-TERM DEFENSIVE MANEUVERS.

   Short-term hedging techniques, such as the use of options and futures, were effective in offsetting interest-rate risk during the period and helped the Fund achieve performance on par with its peer group the Lipper Intermediate Municipal Debt Universe. While providing some protection against higher rates in the near term, these tactics also allowed the Fund to remain positioned for a longer-term decline in interest rates.

NET ASSET VALUE PER SHARE AS OF 5/31/00

                  Class A                   $7.61
                  -------------------------------
                  Class B                   $7.61
                  -------------------------------
                  Class C                   $7.61
                  -------------------------------

DISTRIBUTIONS PER SHARE FROM 12/1/99 - 5/31/001

                  Class A                   $.178
                  -------------------------------
                  Class B                   $.153
                  -------------------------------
                  Class C                   $.170
                  -------------------------------

(1) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

                 LIBERTY INTERMEDIATE TAX-EXEMPT FUND - CLASS A
                   VS. LIPPER INTERMEDIATE MUNI DEBT UNIVERSE
                               11/30/99 - 5/31/00

Liberty Intermediate Tax-Exempt Fund (without sales charge)         0.37%
Lipper Intermediate Muni Debt Universe                              0.33%

(1) Lipper, Inc., a widely respected data provider in the industry, calculates total returns for mutual funds with investment objectives similar to the fund. The total return calculated for the Intermediate Muni Debt Universe does not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance can not predict future results.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

QUALITY BREAKDOWN 11/30/99 VS. 5/31/00

                    FUND AS OF 5/31/00         FUND AS OF 11/30/99

AAA                        59.2%                      55.8%
AA                         17.1%                      19.5%
A                          10.5%                      12.7%
BBB                         9.5%                       8.3%
BB                          0.4%                       0.4%
NONRATED                    1.5%                       1.5%
CASH EQUIVALENTS            1.8%                       1.8%

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdown represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's, Moody's or Fitch. Because the fund is actively managed, there can be no that the fund will continue to maintain these quality breakdowns in the future.

SEC yields on 5/31/00

                  Class A                   4.50%
                  -------------------------------
                  Class B                   4.00%
                  -------------------------------
                  Class C                   4.44%
                  -------------------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 3.93%, 3.42% and 3.86% for class A, B and C shares, respectively.

Against a backdrop of rising interest rates and market volatility, Liberty Intermediate Tax-Exempt Fund had a total return of 0.37% for the six months ended May 31, 2000, based on Class A Shares without sales charges. These results were roughly equal to those of the Lipper Intermediate Municipal Debt Universe which returned 0.33% for the six-month period ended May 31, 2000. The Fund's results were aided by short-term strategies and its emphasis on higher-quality bonds.

FUND RESPONDS TO MARKET DIFFICULTIES

Like many investors, we believed that hikes in short-term interest rates by the Federal Reserve, which totaled 1.0% between February and May 2000, will ultimately check economic growth, bringing it down to a level that is noninflationary. Such a scenario would provide a better environment for bonds, and we have generally structured the Fund's portfolio for that more favorable situation. However, it has been obvious to us that the Fed's preemptive strikes against inflation would not yield the desired results for at least a few more months, perhaps even a year.

With this in mind, we chose to maintain the portfolio's basic structure and reduced its sensitivity to rising interest rates by using short-term strategies. We made use of futures, options, and cash equivalents, among other vehicles, to bring the Fund's average duration down to a level at or very close to that of its peer group. Duration is a measure of a portfolio's sensitivity to interest-rate changes. The shorter the duration, the less the interest rate sensitivity, so paring back the Fund's duration helped to insulate it from the market's difficulties.

HIGHER-YIELDING BONDS HINDER RESULTS

While Colonial Intermediate Tax-Exempt Fund cannot invest in non investment-grade securities (those rated below BBB-, also known as high-yield bonds), it can own bonds at the lower end of the investment-grade category (e.g., A or BBB). During the latter half of 1999, the additional income provided by lower-rated but still investment-grade bonds made them more resistant than the highest-quality bonds to rising interest rates. During the first half of fiscal 2000, however, these lesser-rated bonds proved to be a drag on performance. As interest rates rose, investors demanded more yield for the lower-rated bonds, as compensation for the increasing risk involved in owning them. A wider spread or difference between the yields of the highest-rated and lower-rated investment-grade bonds meant greater price declines for the latter, at least until yield spreads stabilized midway through the six-month period.

SIGNS OF A BETTER ENVIRONMENT FOR BONDS

At this juncture, we continue to believe that the economy will not overheat. Productivity gains and excess manufacturing capacity around the globe should prevent prices for goods and services from rising too quickly, despite strong demand from consumers. Added to this are early indications that the six interest-rate increases imposed since June 30, 1999 may be having the desired effect. Activity in housing, retail sales, construction and manufacturing is slowing, according to federal government reports in May and early June.

If this is the case, it is good news for investors in the bond market, because the market generally performs best when the economy growth is not as rapid. In a more temperate economic climate, inflationary pressures may ease, interest rates may fall, and bond prices may rise. In particular, we would look for strong price gains for lower-rated bonds and bonds with longer maturities. We believe that the Fund is well positioned for such an event. However, until the early signs of economic slowing become stronger evidence of a cool-down, we will continue to monitor the situation and make use of defensive strategies to help reduce risk.

TAXABLE-EQUIVALENT SEC YIELDS ON 5/31/00

                  Class A                   7.45%
                  -------------------------------
                  Class B                   6.62%
                  -------------------------------
                  Class C                   7.35%
                  -------------------------------

Taxable-equivalent SEC yields are based on the maximum effect 39.6% federal income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occur when Adjusted Gross Income exceeds certain levels.

MATURITY BREAKDOWNS AS OF 5/31/00

                  0-1 year                   0.9%
                  -------------------------------
                  1-3 years                  6.5%
                  -------------------------------
                  3-5 years                 16.7%
                  -------------------------------
                  5-7 years                 18.1%
                  -------------------------------
                  7-10 years                12.9%
                  -------------------------------
                  10-15 years               36.9%
                  -------------------------------
                  15-20 years                3.4%
                  -------------------------------
                  20-25 years                1.9%
                  -------------------------------
                  25+ years                  0.9%
                  -------------------------------
                  Cash equivalents           1.8%
                  -------------------------------

Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Maturity breakdown is based on each security's effective maturity, which reflects pre-refunding, mandatory puts and other conditions that affect a bond's maturity. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these maturity breakdowns in the future.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/00

Share Class                      A                 B                    C
Inception                     2/1/93             2/1/93               8/1/97
--------------------------------------------------------------------------------
                        Without   With    Without     With    Without    With
                         Sales    Sales    Sales     Sales     Sales     Sales
                        Charge   Charge    Charge    Charge    Charge    Charge
-------------------------------------------------------------------------------
Six-months (cumulative)  0.37%   (2.90)%    0.04%    (3.88)%    0.26%    (0.72)%
-------------------------------------------------------------------------------
1 year                  (0.83)   (4.06)    (1.48)    (5.27)    (1.03)    (1.98)
-------------------------------------------------------------------------------
5 years                  4.66     3.98      3.99      3.99      4.25      4.25
-------------------------------------------------------------------------------
Life of Fund             5.06     4.59      4.38      4.38      4.57      4.57
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/00

Share Class                      A                 B                    C
-------------------------------------------------------------------------------
                        Without   With    Without     With    Without    With
                         Sales    Sales    Sales     Sales     Sales     Sales
                        Charge   Charge    Charge    Charge    Charge    Charge
-------------------------------------------------------------------------------
Six-months (cumulative)  1.27%   (2.02)%    0.94%    (3.02)%    1.17%     0.18%
-------------------------------------------------------------------------------
1 year                  (0.33)   (3.57)    (0.98)    (4.79)    (0.53)    (1.48)
-------------------------------------------------------------------------------
5 years                  5.34     4.65      4.66      4.66      4.91      4.91
-------------------------------------------------------------------------------
Life of Fund             5.30     4.82      4.62      4.62      4.80      4.80
-------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 3.25% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 4%, second year - 3%, third year - 2%, fourth year
- 1%, thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class C performance information includes returns of the Fund's Class B shares (the oldest existing fund class with similar expense structure) for periods prior to its inception date. These Class B share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class B shares and class C shares.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)


                                                                            PAR         VALUE
MUNICIPAL BONDS - 99.0%
--------------------------------------------------------------------------------------------------------
EDUCATION - 6.3%
EDUCATION - 4.5%
IL State Development Finance Authority, Latin School of Chicago, Series 1998,
  5.200% 08/01/11                                                                   $  250       $   227
NY State Dormitory Authority, Series 2000,
  5.000% 05/15/2005 (a)                                                                685           680
VT State Educational & Health Buildings Finance Agency, Norwich University,
  Series 1998,
  5.750% 07/01/13                                                                      100            94
                                                                                                 -------
                                                                                                   1,001
                                                                                                 -------
STUDENT LOANS - 1.8%
NM State Educational Assistance Foundation, Series 1 A,
  6.200% 12/01/01                                                                      390           396
                                                                                                 -------
--------------------------------------------------------------------------------------------------------
HEALTHCARE - 4.6%
HOSPITALS
AL East Health Care Authority, Health Care Facilities and Tax
  Anticipation, Series 1993,
  5.625% 09/01/04                                                                       50            51
AR Baxter County, Baxter County Regional Hospital, Series 1999 B,
  5.375% 09/01/14                                                                      200           171
LA State Public Facilities Authority, Touro Infirmary, Series 1999,
  5.200% 08/15/10                                                                      150           132
NY State Dormitory Authority:
  Mount Sinai Health Obligation Group, Series 2000,
  6.500% 07/01/25                                                                      200           201
  St. Clares Hospital, Series 1998 B,
  4.900% 02/15/09                                                                      250           237
OH Green Springs, St. Francis Health Care Center, Series 1994 A,
  7.000% 05/15/04                                                                      100            99
TX Health Facilities Development Corporation Hospital, All Saints
  Episcopal Hospitals, Series 1993 A,
  5.800% 08/15/04                                                                       80            81
TX Tarrant County Health Facilities Development Corp. Hospital, Fort
  Worth Osteopathic Hospital, Series 1993,
  5.800% 05/15/04                                                                       50            51
                                                                                                 -------
                                                                                                   1,023
                                                                                                 -------
--------------------------------------------------------------------------------------------------------
HOUSING - 5.9%
MULTI-FAMILY - 1.3%
MA State Housing Finance Agency, Series 1992 C,
  6.350% 05/15/03                                                                      200           206
NJ State Housing and Mortgage Finance Agency,
  6.500% 05/01/03                                                                       85            87
                                                                                                 -------
                                                                                                     293
                                                                                                 -------
SINGLE FAMILY - 4.6%
MD Montgomery County Housing Commission, Series A,
  5.750% 07/01/13                                                                      220           217
NE State Investment Authority, Series C,
  5.650% 09/01/07                                                                      495           493
RI Housing and Mortgage Finance Corp., Homeownership Opportunity,
  Series 6-B:
  6.500% 04/01/03                                                                      100           102
  6.500% 10/01/03                                                                      200           204
                                                                                                 -------
                                                                                                   1,016
                                                                                                 -------
--------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.4%
MANUFACTURING
SC State Economic Development Authority, Caterpillar, Inc., Series 1998,
  5.050% 06/01/08                                                                      100            95
                                                                                                 -------
--------------------------------------------------------------------------------------------------------
OTHER - 11.7%
REFUNDED/ESCROWED (b)
CA Sacramento Cogeneration Authority, Proctor & Gamble Project,
  6.500% 07/01/14                                                                      500           543
HI Honolulu City & County, Series 1995,
  6.000% 11/01/10                                                                      135           142
IL State Health Facilities Authority, Edgewater Medical Center, Series A,
  9.250% 07/01/24                                                                       95           109
MI Dickinson County, Memorial Hospital System,
  7.625% 11/01/05                                                                      225           239
OH Cuyahoga County, Meridia Health System,
  6.300% 08/15/06                                                                      890           949
OH Olmstead Falls Local School District,
  6.850% 12/15/11                                                                      550           598
                                                                                                 -------
                                                                                                   2,580
                                                                                                 -------
--------------------------------------------------------------------------------------------------------
OTHER REVENUE - 1.2%
RECREATION - 0.4%
NY Hamilton Industrial Development Agency, Adirondack Historical Association,
  4.700% 11/01/08                                                                      100            91
                                                                                                 -------
RETAIL - 0.8%
IA State Finance Authority, Mason City Shopping Center,
  8.500% 12/01/04                                                                       50            51
OH Lake County, North Madison Properties, Series 1993,
  8.069% 09/01/01                                                                       35            36
VA Virginia Beach Development Authority, SC Diamond Associates, Inc.,
  8.000% 12/01/10                                                                       75            78
                                                                                                 -------
                                                                                                     165
                                                                                                 -------
RESOURCE RECOVERY - 2.3%
DISPOSAL - 1.3%
IL Development Finance Authority, Waste Management, Inc., Series 1997,
  5.050% 01/01/10                                                                      250           210
MA State Industrial Finance Agency, Peabody Monofill Associates, Inc.,
  Series 1995,
  9.000% 09/01/05                                                                       75            78
                                                                                                 -------
                                                                                                     288
                                                                                                 -------
RESOURCE RECOVERY - 1.0%
MA State Industrial Finance Agency, Ogden Hill Project, Series 1998 A,
  5.450% 12/01/12                                                                      250           223
                                                                                                 -------
--------------------------------------------------------------------------------------------------------
TAX-BACKED - 42.4%
LOCAL APPROPRIATED - 0.2%
AZ Phoenix Civic Improvement Corp., Waste Water Lease, Series 1993,
  5.750% 07/01/04                                                                       50            51
                                                                                                 -------
LOCAL GENERAL OBLIGATIONS - 17.9%
AZ Maricopa County Unified School District No. 69, Paradise Valley,
  Series 1995,
  6.350% 07/01/10                                                                      500           536
AZ Phoenix General Obligation,
  6.125% 07/01/03                                                                      250           258
CA Carlsbad Unified School District, Series 1997,
  (c) 11/01/14                                                                         300           132
CA Natomas Unified School District, Series 1999,
  5.850% 03/01/15                                                                      250           260
HI Honolulu City & County, Series 1995,
  6.000% 11/01/10                                                                      365           380
MI Berkley, City School District,
  7.000% 01/01/09                                                                      500           554
MN West St. Paul, Independent School District No. 197,
  (c) 02/01/04                                                                         500           413
NY New York City, Series 1997 A,
  7.000% 08/01/06                                                                      850           917
OH Strongsville,
  6.000% 12/01/06                                                                      500           517
                                                                                                 -------
                                                                                                   3,967
                                                                                                 -------
SPECIAL NON-PROPERTY TAX - 5.7%
GA Metropolitan Atlanta Rapid Transit Authority, Series 1998 A,
  6.250% 07/01/10                                                                    1,000         1,060
LA Sulphur Public Import Sales and Use Tax, Series 1993 ST,
  5.650% 04/01/04                                                                       50            51
NY State Local Government Assistance Corp., Series C,
  6.000% 04/01/12                                                                      150           156
                                                                                                 -------
                                                                                                   1,267
                                                                                                 -------
SPECIAL PROPERTY TAX - 3.6%
MI Detroit Downtown Development Authority, Area No. 1 Projects, Series
  1998 A,
  5.250% 07/01/12                                                                      300           289
MO State Development Finance Board, Midtown Redevelopment Project,
  Series 2000 A,
  6.000% 04/01/14                                                                      500           513
                                                                                                 -------
                                                                                                     802
                                                                                                 -------
STATE APPROPRIATED - 10.1%
KS State Development Authority Lease Juvenile Detention Facility Project,
  Series 1992 H,
  5.750% 06/01/02                                                                       60            61
KY State Turnpike Authority Economic Development Revitalization Projects,
  Series 1992,
  5.500% 01/01/01                                                                       50            50
NY New York Dormitory Authority:
  New York City University, Series A,
  5.625% 07/01/16                                                                      500           498
  State University of New York, Series 1989 B,
  7.100% 05/15/01                                                                      100           102
NY State Urban Development Corp.:
  5.750% 04/01/11                                                                      500           502
  6.250% 04/01/02                                                                      500           509
OH State Higher Education Commission,
  Series II B,
  5.750% 11/01/04                                                                      500           512
                                                                                                 -------
                                                                                                   2,234
                                                                                                 -------
STATE GENERAL OBLIGATIONS - 4.9%
MA State, Series 1998 C,
  5.250% 08/01/12                                                                      500           485
NJ State, General Obligation, Series D,
  (c) 02/15/04                                                                          90            74
TX State, Series A,
  5.800% 10/01/04                                                                      500           513
                                                                                                 -------
                                                                                                   1,072
                                                                                                 -------
--------------------------------------------------------------------------------------------------------
TRANSPORTATION - 13.8%
AIRPORT - 3.9%
CO Denver City & County Airport Airport System, Series 1992 C,
  6.250% 11/15/00                                                                       50            50
FL Greater Orlando Aviation Authority, Series 1999 A,
  5.250% 10/01/09                                                                      320           315
NY Monroe County Airport Authority Greater Rochester International
  Airport, Series 1999,
  5.750% 01/01/12                                                                      500           504
                                                                                                 -------
                                                                                                     869
                                                                                                 -------
TOLL FACILITIES - 5.2%
CO Public Highway Authority, Series 2000 B,
  (c) 09/01/18                                                                         500           162
OH State Turnpike Commission, Series 1996 A,
  6.000% 02/15/06 (a)                                                                  500           519
PA State Turnpike Commission, Series 1998 A,
  5.250% 12/01/14                                                                      500           477
                                                                                                 -------
                                                                                                   1,158
                                                                                                 -------
TRANSPORTATION - 4.7%
CO State Department of Transportation, Series 2000,
  6.000% 06/15/12                                                                      500           518
DC Metropolitan Area Transit Authority,
  6.000% 07/01/07                                                                      250           260
WA Port of Seattle, Series A,
  6.000% 10/01/08                                                                      250           261
                                                                                                 -------
                                                                                                   1,039
                                                                                                 -------
--------------------------------------------------------------------------------------------------------
UTILITY - 10.4%
INVESTOR OWNED - 0.5%
MN Anoka County, Northern States Power Co., Series 1998,
  4.600% 12/01/08                                                                      125           115
                                                                                                 -------
JOINT POWER AUTHORITY - 0.5%
TX State Municipal Power Agency,
  (c) 09/01/15                                                                         250           101
                                                                                                 -------
MUNICIPAL ELECTRIC - 2.6%
AZ Salt River Project, Agricultural Improvement & Power District,
  Series A,
  6.000% 01/01/05                                                                      500           517
WA Grant County Public Utilities, District Number 002 Electric System,
  Series 1993 E,
  5.300% 01/01/03                                                                       50            50
                                                                                                 -------
                                                                                                     567
                                                                                                 -------
WATER & SEWER - 6.8%
AZ State Central Water Conservation District, Central Arizona Project,
  Series A,
  5.500% 11/01/08                                                                      250           253
CA Metropolitan Water District, Series 1998 A,
  4.750% 07/01/22                                                                      500           418
TX Houston Water & Sewer System, Series C,
  5.900% 12/01/2005 (a)                                                                800           826
                                                                                                 -------
                                                                                                   1,497
                                                                                                 -------
TOTAL MUNICIPAL BONDS (cost of $21,927)                                                           21,910
                                                                                                 -------

                                                                                 CONTRACTS
OPTIONS - 0.1%
--------------------------------------------------------------------------------------------------------
September 2000 Treausry Bond Put, Strike Price 92.00, expiration 09/22/00            1,300             7
September 2000 Treasury Bond Call, Strike Price 96.00, expiration 09/22/00           1,300            20
                                                                                                 -------
TOTAL OPTIONS (cost of $30)                                                                           27
                                                                                                 -------
TOTAL INVESTMENTS (cost of $21,957)(d)                                                            21,937
                                                                                                 -------

                                                                                      PAR
SHORT-TERM OBLIGATIONS - 1.8%
--------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (d)
IL Galesburg, Knox College, Series 1999,
  4.300% 07/01/24                                                                   $  100           100
IN Allen County, Golden Years Homestead, Inc., Series 1996,
  4.250% 08/01/21                                                                      100           100
TX Gulf Coast Waste Disposal Authority, Monsanto Co., Series 1994,
  4.400% 04/01/13                                                                      200           200
                                                                                                 -------
TOTAL SHORT-TERM OBLIGATIONS                                                                         400
                                                                                                 -------

OTHER ASSETS & LIABILITIES, NET - (0.9)%                                                            (201)
--------------------------------------------------------------------------------------------------------
NET ASSETS - 100%                                                                                $22,136
                                                                                                 -------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------------------------------
(a) This security, or a portion thereof, with a total market value of $1,506 is being used to collateralize open futures contracts.
(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(c) Zero coupon bond.
(d) Cost for federal income tax purposes is the same.
(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2000.

Short futures contract open on May 31, 2000,

                                  PAR VALUE                                          UNREALIZED
                                 COVERED BY                EXPIRATION               DEPRECIATION
         TYPE                     CONTRACTS                   MONTH                 AT 05/31/00
--------------------------------------------------------------------------------------------------------
Treasury Bond                        70                     September                   $(7)

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
May 31, 2000
(Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $21,957)                                  $21,937
Short-term obligations                                                   400
                                                                     -------
                                                                      22,337
Receivable for:
  Interest                                     $  382
  Expense reimbursement due from Advisor           41
Other                                              97                    520
                                               ------                -------
  Total Assets                                                        22,857

LIABILITIES
Payable for:
  Investments purchased                           515
  Fund shares repurchased                          77
  Distributions                                    66
  Variation margin on futures                       6
Accrued:
  Management fee                                   11
  Transfer agent fee                                3
  Bookkeeping fee                                   2
  Deferred Trustees fees                            3
Other                                              38
                                               ------
  Total Liabilities                                                      721
                                                                     -------
NET ASSETS                                                           $22,136
                                                                     =======
Net asset value & redemption price per share --
  Class A ($11,981/1,575)                                            $  7.61(a)
                                                                     =======
Maximum offering price per share --
  Class A ($7.61/0.9675)                                             $  7.87(b)
                                                                     =======
Net asset value & offering price per share --
  Class B ($8,656/1,138)                                             $  7.61(a)
                                                                     =======
Net asset value & offering price per share --
  Class C ($1,499/197)                                               $  7.61(a)
                                                                     =======
COMPOSITION OF NET ASSETS
Capital paid in                                                      $22,619
Overdistributed net investment income                                    (13)
Accumulated net realized loss                                           (443)
Net unrealized depreciation on:
  Investments                                                            (20)
  Open futures contracts                                                  (7)
                                                                     -------
                                                                     $22,136
                                                                     =======

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $100,000 or more the offering price is reduced.

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the Six Months Ended May 31, 2000
(Unaudited)
(In thousands)

INVESTMENT INCOME
Interest                                                                 $  627

EXPENSES
Management fee                                 $   64
Service fee                                        22
Distribution fee -- Class B                        30
Distribution fee -- Class C                         6
Transfer agent fee                                 16
Bookkeeping fee                                    13
Trustees fee                                        4
Custodian fee                                      (a)
Audit fee                                          11
Legal fee                                           3
Registration fee                                   16
Reports to shareholders                             4
Other                                               5
                                               ------
  Total expenses                                  193
Fees and expenses waived or borne by the
  Advisor                                         (66)
Fees waived by the Distributor --
  Class C                                          (4)                      124
                                               ------                     -----
    Net Investment Income                                                   503
                                                                          -----

NET REALIZED AND UNREALIZED
LOSS ON PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                    (142)
  Closed futures contracts                         (7)
                                               ------
    Net Realized Loss                                                      (149)
Net change in unrealized appreciation/
  depreciation during the period on:
  Investments                                    (278)
  Open futures contracts                          (15)
                                               ------
    Net Change in Unrealized
      Appreciation/Depreciation                                            (293)
                                                                          -----
    Net Loss                                                               (442)
                                                                          -----
Increase in Net Assets from Operations                                    $  61
                                                                          =====

(a) Rounds to less than one.

See notes to financial statements.

                                                     (UNAUDITED)
                                                  SIX MONTHS ENDED   YEAR ENDED
                                                       MAY 31,      NOVEMBER 30,
                                                        2000           1999
INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------

OPERATIONS
Net investment income                                 $   503         $   986
Net realized gain (loss)                                 (149)             30
Net change in unrealized appreciation/depreciation       (293)         (1,177)
                                                      -------         -------
    Net Increase (Decrease) from Operations                61            (161)

DISTRIBUTIONS
From net investment income -- Class A                    (284)           (572)
From net investment income -- Class B                    (184)           (356)
From net investment income -- Class C                     (39)            (48)
                                                      -------         -------
                                                         (446)         (1,137)
                                                      -------         -------

FUND SHARE TRANSACTIONS
Receipts for shares sold -- Class A                     1,773           3,921
Value of distributions reinvested -- Class A              166             366
Cost of shares repurchased -- Class A                  (1,534)         (5,911)
                                                      -------         -------
                                                          405          (1,624)
                                                      -------         -------
Receipts for shares sold -- Class B                       611           1,761
Value of distributions reinvested -- Class B              110             208
Cost of shares repurchased -- Class B                  (1,544)         (1,349)
                                                      -------         -------
                                                         (823)            620
                                                      -------         -------
Receipts for shares sold -- Class C                       355           1,127
Value of distributions reinvested -- Class C               21              29
Cost of shares repurchased -- Class C                    (549)           (264)
                                                      -------         -------
                                                         (173)            892
                                                      -------         -------
    Net Decrease from Fund Share Transactions            (591)           (112)
                                                      -------         -------
    Total Decrease                                     (1,037)         (1,249)

NET ASSETS
Beginning of period                                    23,173          24,422
                                                      -------         -------
End of period (net of overdistributed net
  investment income of $13 and $9, respectively)      $22,136         $23,173
                                                      -------         -------

NUMBER OF FUND SHARES
Sold -- Class A                                           231             488
Issued for distributions reinvested -- Class A             21              46
Repurchased -- Class A                                   (200)           (739)
                                                      -------         -------
                                                           52            (205)
                                                      -------         -------
Sold -- Class B                                            80             219
Issued for distributions reinvested -- Class B             14              26
Repurchased -- Class B                                   (201)           (168)
                                                      -------         -------
                                                         (107)             77
                                                      -------         -------
Sold -- Class C                                            47             142
Issued for distributions reinvested -- Class C              2               3
Repurchased -- Class C                                    (71)            (33)
                                                      -------         -------
                                                          (22)            112
                                                      =======         =======

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)


NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Liberty Intermediate Tax-Exempt Fund (formerly Colonial Intermediate Tax-Exempt Fund) (the Fund), a series of Liberty Funds Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION
The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with moderate volatility, by pursuing current income exempt from federal income tax and opportunities for appreciation from a portfolio primarily invested in investment-grade, intermediate-term municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A as follows:

                                                       CONVERTS TO
         ORIGINAL PURCHASE                            CLASS A SHARES
         -----------------                            --------------
         Less than $250,000                              8 years
         $250,000 to less than $500,000                  4 years
         $500,000 to less than $1,000,000                3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund declares and records distributions daily and pays monthly.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.55% annually of the Fund's average net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent Fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor is the Fund's principal underwriter. During the six months ended May 31, 2000 the Fund has been advised that the Distributor retained net underwriting discounts of $186 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $1,333, $5,906 and $787 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.20% annually of the Fund's net assets as of 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.65% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.20% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,226 of custodian fees were reduced by balance credits applied during the year ended November 30, 1999. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY
For the six months ended May 31, 2000, purchases and sales of investments, other than short-term obligations, were $3,949,563 and $4,070,281 respectively.

Unrealized appreciation (depreciation) at May 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation                                 $ 306,692
    Gross unrealized depreciation                                  (326,974)
                                                                   --------
        Net unrealized depreciation                                $(20,282)
                                                                   ========

CAPITAL LOSS CARRYFORWARDS
At November 30, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                YEAR OF                             CAPITAL LOSS
               EXPIRATION                           CARRYFORWARD
               ----------                           ------------

                  2003                                $ 90,000
                  2007                                  81,000
                                                      -------
                                                      $171,000
                                                      ========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended May 31, 2000.

-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                  (UNAUDITED)
                                                                         SIX MONTHS ENDED MAY 31, 2000
                                                           ---------------------------------------------------------
                                                             CLASS A                CLASS B                CLASS C
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  7.760               $  7.760               $  7.760
                                                              --------               --------               --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                        0.177                  0.152                  0.169(b)
Net realized and unrealized loss                                (0.149)                (0.149)                (0.149)
                                                              --------               --------               --------
    Total from Investment Operations                             0.028                  0.003                  0.020
                                                              --------               --------               --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                      (0.178)                (0.153)                (0.170)
                                                              --------               --------               --------
NET ASSET VALUE, END OF PERIOD                                $  7.610               $  7.610               $  7.610
                                                              ========               ========               ========
Total return (c)(d)(e)                                           0.37%                  0.04%                  0.26%(f)
                                                              ========               ========               ========
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                                  0.80%                  1.45%                  1.00%(b)
Net investment income (g)(h)                                     4.61%                  3.96%                  4.41%(b)
Fees and expenses waived or borne by the Advisor (g)(h)          0.57%                  0.57%                  0.57%
Portfolio turnover (e)                                             18%                    18%                    18%
Net assets at end of period (000)                              $11,981               $  8,656               $  1,499

(a) Net of fees and expenses waived or borne by the
    Advisor which amounted to:                                $  0.022               $  0.022               $  0.022
(b) Net of fees waived by the Distributor which amounted to $0.017 per share and 0.45% (annualized).
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

                                                                         YEAR ENDED NOVEMBER 30, 1999
                                                           ---------------------------------------------------------
                                                             CLASS A                CLASS B                CLASS C
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  8.130               $  8.130               $  8.130
                                                              --------               --------               --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                        0.349                  0.297                  0.333(b)
Net realized and unrealized loss                                (0.374)                (0.374)                (0.374)
                                                              --------               --------               --------
    Total from Investment Operations                            (0.025)                (0.077)                (0.041)
                                                              --------               --------               --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                      (0.345)                (0.293)                (0.329)
                                                              --------               --------               --------
NET ASSET VALUE, END OF PERIOD                                $  7.760               $  7.760               $  7.760
                                                              ========               ========               ========
Total return (c)(d)                                            (0.33)%                (0.98)%                (0.54)%(e)
                                                              ========               ========               ========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                     0.80%                  1.45%                  1.00%(b)
Net investment income (f)                                        4.35%                  3.70%                  4.15%(b)
Fees and expenses waived or borne by the Advisor (f)             0.69%                  0.69%                  0.69%
Portfolio turnover                                                 15%                    15%                    15%
Net assets at end of period (000)                              $11,811               $  9,659               $  1,703

(a) Net of fees and expenses waived or borne by the
    Advisor which amounted to:                                $  0.055               $  0.055               $  0.055
(b) Net of fees waived by the Distributor which amounted to $0.036 per share and 0.45%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share.

-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:


                                                                         YEAR ENDED NOVEMBER 30, 1998
                                                           ---------------------------------------------------------
                                                             CLASS A                CLASS B                CLASS C
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  7.980               $  7.980               $  7.980
                                                              --------               --------               --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                        0.357                  0.304                  0.341(b)
Net realized and unrealized gain                                 0.179                  0.179                  0.179
                                                              --------               --------               --------
    Total from Investment Operations                             0.536                  0.483                  0.520
                                                              --------               --------               --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                      (0.378)                (0.326)                (0.362)
In excess of net investment income                              (0.008)                (0.007)                (0.008)
                                                              --------               --------               --------
    Total Distributions Declared to Shareholders                (0.386)                (0.333)                (0.370)
                                                              --------               --------               --------
NET ASSET VALUE, END OF PERIOD                                $  8.130               $  8.130               $  8.130
                                                              ========               ========               ========
Total return (c)(d)                                              6.88%                  6.17%                  6.66%(e)
                                                              ========               ========               ========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                     0.74%                  1.39%                  0.94%(b)
Net investment income (f)                                        4.44%                  3.79%                  4.24%(b)
Fees and expenses waived or borne by the Advisor (f)             0.58%                  0.58%                  0.58%
Portfolio turnover                                                 10%                    10%                    10%
Net assets at end of period (000)                              $14,051               $  9,504                 $  867

(a) Net of fees and expenses waived or borne by the
    Advisor which amounted to:                                $  0.047               $  0.047               $  0.047
(b) Net of fees waived by the Distributor which amounted to $0.036 per share and 0.45%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share.

-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                        YEAR ENDED NOVEMBER 30
                                              -------------------------------------------------------------------------
                                                                1997                               1996
                                              ---------------------------------------           -----------------------
                                                 CLASS A       CLASS B      CLASS C(b)            CLASS A       CLASS B
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  7.880      $  7.880     $  8.000              $  7.850      $  7.850
                                                --------      --------     --------              --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                          0.388         0.337        0.121                 0.375         0.324
Net realized and unrealized gain (loss)            0.093         0.093       (0.019)(c)             0.022         0.022
                                                --------      --------     --------              --------      --------
    Total from Investment Operations               0.481         0.430        0.102                 0.397         0.346
                                                --------      --------     --------              --------      --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                       (0.381)       (0.330)      (0.122)               (0.367)       (0.316)
                                                --------      --------     --------              --------      --------
NET ASSET VALUE, END OF PERIOD                  $  7.980      $  7.980     $  7.980              $  7.880      $  7.880
                                                ========      ========     ========              ========      ========
Total return (d)(e)                                6.29%         5.60%        1.29%(f)(g)           5.23%         4.55%
                                                ========      ========     ========              ========      ========
RATIOS TO AVERAGE NET ASSETS
Expenses (h)                                       0.60%         1.25%        0.80%(i)              0.60%         1.25%
Net investment income (h)                          4.84%         4.19%        4.55%(i)              4.75%         4.10%
Fees and expenses waived or borne by the                                           (i)
Advisor (h)                                        0.85%         0.85%        0.97%                 0.72%         0.72%
Portfolio turnover                                   31%           31%          31%                   20%           20%
Net assets at end of period (000)              $  10,330     $  10,269       $  101             $  12,479     $  13,080

(a) Net of fees and expenses waived or
    borne by the Advisor which amounted to:     $  0.073      $  0.073     $  0.073              $  0.057      $  0.057

(b) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation of fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share in 1997 only. Prior year ratios are net of benefits received, if any.
(i) Annualized.

                                                                            YEAR ENDED NOVEMBER 30
                                                                      ----------------------------------
                                                                                     1995
                                                                      ----------------------------------
                                                                        CLASS A                CLASS B
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $  7.210               $  7.210
                                                                         --------               --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                                   0.387                  0.338
Net realized and unrealized gain                                            0.641                  0.641
                                                                         --------               --------
    Total from Investment Operations                                        1.028                  0.979
                                                                         --------               --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                 (0.388)                (0.339)
                                                                         --------               --------
NET ASSET VALUE, END OF PERIOD                                           $  7.850               $  7.850
                                                                         ========               ========
Total return (b)(c)                                                        14.56%                 13.82%
                                                                         ========               ========
RATIOS TO AVERAGE NET ASSETS
Expenses                                                                    0.36%                  1.01%
Net investment income                                                       5.03%                  4.38%
Fees and expenses waived or borne by the Advisor                            0.96%                  0.96%
Portfolio turnover                                                            69%                    69%
Net assets at end of period (000)                                         $13,317                $14,820

(a) Net of fees and expenses waived or borne by the Advisor which
    amounted to:                                                         $  0.074               $  0.074
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)


WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (former Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Intermediate Tax-Exempt Fund is:


Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Intermediate Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.


SEMIANNUAL REPORT
LIBERTY INTERMEDIATE TAX-EXEMPT FUND

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

--------------------------------------------------------------------------------
L I B E R T Y
---------------
      F U N D S
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ALL-STAR       INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

COLONIAL       FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

CRABBE         A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.
HUSON

NEWPORT        A LEADER IN INTERNATIONAL INVESTING.(SM)

STEIN ROE      SOLUTIONS FOR GROWTH AND INCOME INVESTING.
ADVISOR

KEYPORT        A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.
[GRAPHIC
 OMITTED]
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

-------------------------------------------------------
LIBERTY INTERMEDIATE TAX-EXEMPT FUND  SEMIANNUAL REPORT
-------------------------------------------------------

[logo] L I B E R T Y
       ---------------
             F U N D S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR


     Liberty Funds Distributor, Inc. (C)2000
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com


                                                787-03/833B-0600 (7/00) 00/1188